Scudder
Managed Shares:

      Scudder Money
      Market Series

      Scudder Tax Free Money
      Market Series

      Scudder Government
      Money Market Series

Semiannual Report
June 30, 1998

Pure No-Load(TM) Funds

Three pure no-load(TM) (no sales charges) mutual fund portfolios each seeking to provide high money market income with preservation of capital and liquidity through investments in different types of instruments.

SCUDDER                    (logo)

                             Officers and Directors

Board of Directors

DANIEL PIERCE*^(1)                 President; Managing Director, Scudder Kemper Investments, Inc.

DR. ROSITA P. CHANG^(2)^(3)        Professor of Finance, University of Rhode Island

EDGAR R. FIEDLER^(1)^(2)^(3)       Senior Fellow and Economic Counsellor, The Conference Board, Inc.

PETER B. FREEMAN^(2)^(3)           Corporate Director and Trustee

DR. J.D. HAMMOND^(2)^(3)           Dean, Smeal College of Business Administration

RICHARD M. HUNT^(2)^(3)            University Marshal and Senior Lecturer, Harvard University

                                   ^(1)Member of Executive Committee
                                   ^(2)Member of Nominating Committee
                                   ^(3)Member of Audit Committee

--------------------------------------------------------------------------------
Officers

JERARD K. HARTMAN*                 Vice President

KATHRYN L. QUIRK*                  Vice President

FRANK J. RACHWALSKI, JR.*          Vice President

DAVID B. WINES*                    Vice President

THOMAS W. JOSEPH*                  Vice President and Assistant Secretary

THOMAS F. McDONOUGH*               Vice President, Secretary and Treasurer

JOHN R. HEBBLE*                    Assistant Treasurer

CAROLINE PEARSON*                  Assistant Secretary


                        *Scudder Kemper Investments, Inc.


                           2 - Scudder Managed Shares

                        Letter from the Series' President

Dear Shareholders,

     Scudder Managed Shares is a class of shares in three different money market mutual fund portfolios: Money Market Series, Tax Free Money Market Series, and Government Money Market Series. Each of these money market portfolios seeks to provide a high level of current income while preserving capital and maintaining liquidity.

     All three Portfolios seek to maintain a net asset value of $1.00, and have done so since their inception. (There is no guarantee, of course, that each will maintain stable net asset values.)

     Tables showing dividend payments and other financial information for the six months ended June 30, 1998 can be found within this report. In addition, please see the following pages for financial statements as of June 30, 1998, as well as a list of each Portfolio's investments.

     For those of you interested in new Scudder products and services, we would like to take this opportunity to highlight two upcoming additions to our international category, both of which are scheduled to begin operations on September 1st. Scudder International Growth Fund will seek long-term capital appreciation by investing primarily in the equity securities of non-U.S. companies with high earnings growth potential, and Scudder International Value Fund will seek long-term capital appreciation by investing primarily in undervalued foreign equity securities. For further information on these new funds, please call 1-800-225-2470.

     If you have any questions concerning any series of Scudder Managed Shares, please call 1-800-854-8525 from any continental state.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Money Market Series


                           3 - Scudder Managed Shares

              Investment Portfolio as of June 30, 1998 (Unaudited)

                               Money Market Series

                                                                                                Principal           Value ($)
                                                                                               Amount ($)           (Note A)
------------------------------------------------------------------------------------------------------------------------------
Commercial Paper 60.1%
------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., Floating Rate Note, 5.632%, 5/14/1999* ....................     15,500,000            15,498,654
American Honda Finance Corp., Floating Rate Note, 5.668%, 5/26/1999* ....................     20,000,000            19,998,197
Apex Funding Corp., 7/31/1998 ...........................................................     40,000,000            39,812,333
Banner Receivables Corp., 7/9/1998 ......................................................     15,831,000            15,811,123
Banner Receivables Corp., 7/22/1998 .....................................................     10,000,000             9,967,217
Broadway Capital Corp., 8/17/1998 .......................................................     38,942,000            38,654,749
Broadway Capital Corp., 8/24/1998 .......................................................     16,850,000            16,704,922
Countrywide Home Loans Corp., 7/16/1998 .................................................     20,000,000            19,953,750
CSW Credit Inc., 7/14/1998 ..............................................................     21,975,000            21,931,197
Deutsche Bank Finance Corp., 7/10/1998 ..................................................     20,000,000            19,972,400
Dresdnerus Finance Corp., 7/2/1998 ......................................................     50,000,000            49,992,333
Frontier Corp., 7/2/1998 ................................................................     40,000,000            39,993,811
Gotham Funding Corp., 7/21/1998 .........................................................     30,000,000            29,906,333
Gotham Funding Corp., 7/24/1998 .........................................................     10,000,000             9,963,519
GTE Corp., 5.53%, 7/10/1998 .............................................................     17,000,000            16,976,455
GTE Corp., 7/13/1998 ....................................................................     28,000,000            27,947,827
Lehman Brothers Holdings, 7/15/1998 .....................................................     20,000,000            19,956,911
Madison Funding Corp., 7/13/1998 ........................................................     18,000,000            17,966,400
Madison Funding Corp., 7/15/1998 ........................................................     10,000,000             9,978,144
Merrill Lynch & Co., 8/26/1998 ..........................................................     10,000,000             9,914,133
Morgan Stanley, 5.616%, 11/13/1998 ......................................................     25,000,000            25,000,000
Nomura Holding America Corp., 7/8/1998 ..................................................     25,000,000            24,972,340
Nomura Holding America Corp., 7/17/1998 .................................................     15,000,000            14,962,400
Prudential Funding Corp., 7/10/1998 .....................................................     40,000,000            39,946,000
Ranger Funding Corp., 7/7/1998 ..........................................................     15,000,000            14,985,875
Salomon Smith Barney Holdings Corp., 7/6/1998 ...........................................     35,000,000            34,973,118
Salomon Smith Barney Holdings Corp., 7/17/1998 ..........................................     14,000,000            13,965,778
Sanwa Business Credit Corp., 7/9/1998 ...................................................     15,000,000            14,981,267
Sanwa Business Credit Corp., 7/9/1998 ...................................................     15,000,000            14,981,233
Sanwa Business Credit Corp., 7/13/1998 ..................................................     20,000,000            19,962,667
Thunder Bay Funding Corp., 7/13/1998 ....................................................     15,000,000            14,972,200
Thunder Bay Funding Corp., 7/16/1998 ....................................................     25,000,000            24,941,667
Windmill Funding Corp., 7/17/1998 .......................................................     20,000,000            19,950,400
------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $729,495,353)                                                                         729,495,353
------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                           4 - Scudder Managed Shares

                                                                                                Principal           Value ($)
                                                                                               Amount ($)           (Note A)
------------------------------------------------------------------------------------------------------------------------------
Certificates Of Deposit 22.3%
------------------------------------------------------------------------------------------------------------------------------
Bank of America, 5.95%, 10/22/1998 ......................................................     10,000,000             9,998,521
Bank of Nova Scotia, 5.793%, 10/1/1998 ..................................................     10,000,000             9,998,131
Bank of Nova Scotia, 5.715%, 10/30/1998 .................................................     10,000,000             9,996,548
Bankers Trust Co., 5.97%, 8/28/1998 .....................................................     10,000,000             9,999,620
Bankers Trust Co., Floating Rate Note, 5.57%, 5/14/1999* ................................     15,000,000            14,991,230
Banque National de Paris YCD, 5.89%, 9/10/1998 ..........................................     15,000,000            14,999,870
Banque National de Paris, 5.9%, 10/21/1998 ..............................................     15,000,000            15,003,705
FCC National Bank, Bank Note, 5.55%, 7/20/1998 ..........................................     30,000,000            30,000,000
FCC National Bank, Floating Coupon Rate, 5.55%, 6/1/1999* ...............................     15,000,000            14,990,545
First National Bank of Maryland, 5.95%, 10/22/1998 ......................................     14,850,000            14,852,916
Huntington National Bank, 5.625%, 1/12/1999 .............................................     15,000,000            15,004,470
IBM Credit Corp., 5.4%, 1/27/1999 .......................................................     30,000,000            29,983,775
Lasalle National Bank, 5.91%, 8/12/1998 .................................................     10,000,000            10,000,220
Morgan Guaranty Trust Co., 5.87%, 8/6/1998 ..............................................     20,000,000            19,999,775
Societe Generale YCD, 5.91%, 9/4/1998 ...................................................     10,000,000             9,999,576
Svenska Handelsbanken, Bank Note, 5.536%, 6/2/1999* .....................................     40,000,000            39,974,612
------------------------------------------------------------------------------------------------------------------------------
Total Certificates Of Deposit (Cost $269,793,514)                                                                  269,793,514
------------------------------------------------------------------------------------------------------------------------------

Short-Term Notes 17.6%
------------------------------------------------------------------------------------------------------------------------------
Bankers Trust Co., Floating Rate Note, 5.61%, 3/19/1999* ................................     16,000,000            15,995,510
Bankers Trust Co., Floating Rate Note, 5.6%, 4/30/1999* .................................     15,000,000            14,994,947
Chrysler Financial Corp., Medium Term Note, 6.24%, 11/2/1998 ............................     10,000,000            10,019,710
Federal National Mortgage Association, 5.35%, Floating Rate Note, 12/14/1998* ...........     15,000,000            14,991,232
Goldman Sachs & Co., Floating Rate, 5.69%, 3/26/1999* ...................................     15,000,000            15,000,000
Household Finance Corp., Floating Rate Note, 5.637%, 3/9/1999* ..........................     25,000,000            25,000,000
IBM Credit Corp., Medium Term Note, 6.12%, 12/15/1998 ...................................     10,000,000            10,010,947
Lehman Brothers Holdings, Medium Term Note, 5.71%, 3/22/1999 ............................     25,000,000            25,000,000
Merrill Lynch & Co., Medium Term Note, 5.61%, 4/14/1999 .................................     30,000,000            30,000,000
MMR Funding I, Variable Weekly, 5.63%, 9/1/2010* ........................................      5,500,000             5,500,000
Sigma Finance Corp., Floating Rate Note, 5.63%, 4/27/1999* ..............................     25,000,000            25,000,000
Student Loan Marketing Assoc. YCD, 5.32%, 11/10/1998* ...................................     22,400,000            22,399,236
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $213,911,582)                                                                         213,911,582
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $1,213,200,449) (a)                                                   1,213,200,449
------------------------------------------------------------------------------------------------------------------------------

(a) Cost for federal income tax purposes is $1,213,200,449.

 *  Floating rate security; date shown is next interest rate change.

    The accompanying notes are an integral part of the financial statements.


                           5 - Scudder Managed Shares

              Investment Portfolio as of June 30, 1998 (Unaudited)

                          Tax Free Money Market Series

                                                                                   Principal        Credit          Value ($)
                                                                                  Amount ($)       Rating(b)        (Note A)
------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Investments 100.0%
------------------------------------------------------------------------------------------------------------------------------
Alaska

Alaska Housing Finance Corp., General Mortgage Revenue, Series 1991-A, Weekly
  Demand Note, 3.55%, 6/1/2026 .................................................  3,000,000          VMIG1           3,000,000

Arizona

Pima County, AZ, Industrial Development Authority, Series 1985, SFE
  Technologies, Weekly Demand Note, 4%, 12/1/2005 ..............................  1,500,000          VMIG1           1,500,000
Scottsdale, AZ, Industrial Development Authority, Hospital Revenue, Scottsdale
  Hospital, Weekly Demand Note, 3.4%, 9/1/2022 (c) .............................  3,000,000          VMIG1           3,000,000

California

Corona Multi-Family Housing Revenue, Weekly Demand Note, 3.65%, 2/1/2005 .......  1,900,000          A1              1,900,000
Kern County, CA, Board of Education, Tax and Revenue Anticipation Notes,
  Series 1998, 4.5%, 7/7/1998 ..................................................  2,000,000          SP1+            2,000,195
Riverside, CA, Countrywood Apartments, Multi-Family Revenue, Series 1985 D,
  Weekly Demand Bond, 3.65%, 11/1/2030 .........................................  1,500,000          A1              1,500,000
San Marcos, CA, Redevelopment Agency, Multi-Family Rental Housing Agency,
  Weekly Demand Bonds, 3.65%, 6/1/2005 .........................................  1,900,000          A1              1,900,000

Colorado

Cherry Creek, CO, Weekly Demand Note, 3.5%, 6/1/2006 ...........................  5,000,000          A1+             5,000,000

District of Columbia

District of Columbia, General Obligation, Refunding Bonds, Series A1, Daily
  Demand Note, 4%, 10/1/2007 ...................................................  4,500,000          VMIG1           4,500,000
District of Columbia, Tax and Revenue Anticipation Note, 4.5%, 9/30/1998 .......  1,500,000          VMIG1           1,502,265

Florida

Alachua County, FL, Health Facility Authority, Shands Teaching Hospital,
  Series B, Weekly Demand Note, 3.5%, 12/1/2026 (c) ............................  2,700,000          VMIG1           2,700,000
Dade County, FL, Health Facility Authority, Miami Children's Hospital, Weekly
  Demand Note, 3.4%, 9/1/2025 (c) ..............................................  3,000,000          AAA             3,000,000
Dade County, FL, Water and Sewer System Revenue, Series 1994, Weekly Demand
  Note, 3.4%, 10/5/2022 (c) ....................................................  5,500,000          VMIG1           5,500,000
Gainsville, FL, Utilities Systems, TECP, 3.7%, 9/15/1998 .......................  3,600,000          P1              3,600,000
Jacksonville, FL, Florida Power & Light, Series 1994, TECP, 3.6%, 10/13/1998 ...  2,000,000          VMIG1           2,000,000
Sarasota County, FL, Public Hospital District, Sarasota Memorial Hospital,
  Series 1985B, TECP, 3.8%, 8/14/1998 ..........................................  1,000,000          MIG1            1,000,000
Sarasota County, FL, Sarasota Memorial Hospital, Series 1985C, TECP, 3.75%,
  9/14/1998 ....................................................................  4,100,000          MIG1            4,100,000

    The accompanying notes are an integral part of the financial statements.


                           6 - Scudder Managed Shares

                                                                                   Principal        Credit          Value ($)
                                                                                  Amount ($)       Rating(b)        (Note A)
------------------------------------------------------------------------------------------------------------------------------
University of Northern Florida, Capital Improvement Revenue, VRDN, 3.55%,
  11/1/2024 ....................................................................  2,000,000          VMIG1           2,000,000

Georgia

DeKalb Private Hospital Authority, Egleston Children's Hospital at Emory
  University, 1994 Series B, Weekly Demand Note, 3.6%, 3/1/2024 ................  1,400,000          VMIG1           1,400,000
Fulton County, GA, Development Authority Pollution Control, Loan Agreement from
  GM Corp., Variable Weekly, 3.35%, 12/1/2001 ..................................  1,580,000          VMIG1           1,580,000
Gainsville Redevelopment Authority, 3.55%, 1/1/2023 ............................  2,000,000          AA2             2,000,000
Turner County, GA, Industrial Development Revenue, Coats & Clark Inc., Series
  1984, VRDN, 3.95%, 10/1/1998 (c) .............................................    800,000          A1+               800,000

Illinois

Chicago, IL, O'Hare International Airport, American Airlines, 1983 Series B,
  Daily Demand Note, 4%, 12/1/2017 .............................................  5,800,000          P1              5,800,000
Chicago-O'Hare International Airport, IL, General Airport Second Lien, Series A,
  Weekly Demand Note, 3.5%, 1/1/2015 ...........................................  1,500,000          VMIG1           1,500,000
Cook County, IL, General Obligation, Weekly Demand Note, 3.5%, 12/1/2001 .......  3,000,000          VMIG1           3,000,000
Illinois Educational Facilities Authority, University Pooled Finance Program,
  Weekly Demand Note, 3.5%, 12/1/2005 (c) ......................................  1,770,000          VMIG1           1,770,000

Indiana

Mt Vernon, IN, Pollution Control & Solid Waste Disposal, General Electric Co.,
  TECP, Series 1989A, 3.8%, 8/14/1998 ..........................................  2,100,000          P1              2,100,000

Kansas

Burlington, KS, National Rural Utilities Cooperative Finance Corp., Series 1985
  C-1, TECP, 3.65%, 8/13/1998 ..................................................  4,000,000          P1              4,000,000

Kentucky

Danville, KY, Multi-City Lease Revenue, TECP, 3.7%, 10/14/1998 .................  3,000,000          MIG1            3,000,000
Mayfield, KY, Multi-City Lease Revenue, Kentucky League of Cities Funding Trust,
  Weekly Demand Note, Series 1996, 3.7%, 7/1/2026 ..............................  2,000,000          A1              2,000,000

Louisiana

Louisiana Public Facilities Authority, Hospital Revenue, Willis Knighton Medical
  Center, Weekly Demand Note, 3.5%, 9/1/2025 (c) ...............................  3,000,000          AAA             3,000,000
Louisiana Public Facility Authority, Sisters of Charity Health Care System,
  TECP, Series 1997D, 3.65%, 8/11/1998 .........................................  3,000,000          MIG1            3,000,000

Maryland

Anne Arundel County, MD, Baltimore Electric & Gas Company, TECP, 3.6%,
  8/13/1998 ....................................................................  3,700,000          MIG1            3,700,000

Massachusetts

Massachusetts Bay Transportation Authority, Series 1997 B, 4.5%, 9/4/1998 ......  2,000,000          SP1             2,002,158

    The accompanying notes are an integral part of the financial statements.


                           7 - Scudder Managed Shares

                                                                                   Principal        Credit          Value ($)
                                                                                  Amount ($)       Rating(b)        (Note A)
------------------------------------------------------------------------------------------------------------------------------
Michigan

Michigan Strategic Fund, Dow Chemical Co., Pollution Control Revenue, Series
  1986, TECP, 3.8%, 8/14/1998 ..................................................  2,000,000          P1              2,000,000

Missouri

Columbia, MO, Special Obligation, Weekly Demand Note, 3.5%, 6/1/2008 ...........  2,700,000          AA2             2,700,000
Independence, MO, Water Utility Revenue Bonds, TECP, Series 1986, 3.75%,
  7/23/1998 ....................................................................  2,600,000          VMIG1           2,600,000
St. Louis County, MO, Industrial Development Authority, Kirkwood Project,
  Series 1985, Weekly Demand Note, 3.625%, 12/1/2015 ...........................  1,000,000          P1              1,000,000

Nebraska

Nebraska Public Power District, TECP, 3.5%, 7/20/1998 ..........................  2,060,000          P1              2,060,000
Nebraska Public Power District, TECP, 3.7%, 9/14/1998 ..........................  4,000,000          P1              4,000,000

New Mexico

Albuquerque, NM, Gross Receipts/Lodgers Tax, Series 1991, Weekly Demand Note,
  3.5%, 7/1/2022 ...............................................................  2,000,000          P1              2,000,000

New York

Long Island, NY, Power Authority, TECP, 3.7%, 9/9/1998 .........................  3,000,000          VMIG1           3,000,000
Long Island, NY, Power Authority, TECP, Series 4, 3.75%, 7/22/1998 .............  4,000,000          VMIG1           4,000,000

North Carolina

North Carolina Medical Care Common Hospital Revenues, Series 1985, Weekly
  Demand Note, 3.25%, 12/1/2025 (c) ............................................  8,100,000          VMIG1           8,100,000

Ohio

Ohio Air Quality Development Authority, Cleveland Electric Co., TECP,
  Series 1988B, 3.65%, 8/12/1998 (c) ...........................................  2,000,000          MIG1            2,000,000
Ohio State University Revenue, General Receipts Bonds, Weekly Variable Rate
  Demand Bond, Series 1986 B, 3.45%, 12/1/2006 .................................  2,900,000          VMIG1           2,900,000

Oregon

Oregon General Obligation, Series 1973-G, Weekly Demand Note, 3.5%,
  12/1/2018 ....................................................................  1,900,000          VMIG1           1,900,000

Pennsylvania

Delaware Valley Finance Authority, Weekly Demand Note, 3.45%, 12/1/2020 ........  1,600,000          VMIG1           1,600,000
Elk County, PA, Industrial Development Authority, Series 1989, VRDN, 4.33%,
  3/1/2004 .....................................................................  1,750,000          NR              1,750,000
Philadelphia, PA, School District Tax and Revenue Anticipation Notes, Series
  1993A, 4.5%, 7/1/1998 (c) ....................................................  2,000,000          AAA             2,000,000
Schuykill County, PA, Industrial Development Authority, Gilberton Power Project,
  Variable Weekly, 3.5%, 12/1/2002 .............................................  5,000,000          NR              5,000,000

    The accompanying notes are an integral part of the financial statements.


                           8 - Scudder Managed Shares

                                                                                   Principal        Credit          Value ($)
                                                                                  Amount ($)       Rating(b)        (Note A)
------------------------------------------------------------------------------------------------------------------------------
South Carolina

South Carolina Public Service Authority Revenue, Weekly Demand Note, 3.68%,
  1/1/2023 (c) .................................................................  2,000,000          A1+             2,000,000
South Carolina Public Service Authority, TECP, 3.6%, 10/13/1998 ................  3,000,000          P1              3,000,000

Tennessee

Clarksville, TN, Public Building Authority Pooled Financing, Series 1990,
  Weekly Demand Note, 3.4%, 7/1/2013 (c) .......................................  2,350,000          VMIG1           2,350,000
Franklin, TN, Industrial Development Revenue, Franklin Oaks Apartments, Weekly
  Demand Note, Series 1985, 3.55%, 12/15/2021 ..................................  5,500,000          VMIG1           5,500,000

Texas

Austin, TX, Utility Systems Revenue, TECP, Series A, 3.75%, 8/12/1998 ..........  2,750,000          NR              2,750,000
Austin, TX, Utility Systems Revenue, TECP, Series A, 3.8%, 8/14/1998 ...........  1,000,000          P1              1,000,000
Dallas Area Rapid Transit, TX, Sales Tax Revenue, Series A, TECP, 3.8%,
  8/14/1998 ....................................................................  1,100,000          P1              1,100,000
Houston, TX, Water & Sewer System, TECP, 3.7%, 9/10/1998 .......................  3,850,000          NR              3,850,000
Port Development Corp., TX, Marine Terminal Refunding Revenue, Stolt Terminals,
  Series 1989, Weekly Demand Note, 3.5%, 1/15/2014 .............................  1,500,000          VMIG1           1,500,000
San Antonio, TX, Electric & Gas Public Services, Variable Rate Note, 3.64%,
  2/1/2020 .....................................................................  4,700,000          A1+             4,700,000
San Antonio, TX, Industrial Development Authority, River Center Associates
  Project, Weekly Demand Note, 3.6%, 12/1/2012 .................................  2,800,000          A1              2,800,000
San Antonio, TX, Water System Revenue, TECP, Series 1995, 3.8%, 8/12/1998 ......  3,000,000          P1              3,000,000
State of Texas, Tax and Revenue Anticipation Note, Series 1998A, 4.75%,
  8/31/1998 .................................................................... 11,600,000          MIG1           11,623,114
State of Texas, General Obligation, Veterans Housing Assistance Refunding Bonds,
  Series 1995, Weekly Demand Note, 3.4%, 12/1/2016 .............................  2,400,000          VMIG1           2,400,000
Texas Municipal Power Agency, TECP, 3.65%, 8/14/1998 ...........................  3,000,000          P1              3,000,000

Utah

Utah, Government Obligation, Highway Authority, Series 1998A, TECP, 3.75%,
  9/11/1998 ....................................................................  2,000,000          P1              2,000,000

Vermont

Vermont Industrial Development Authority, Mount Snow, Limited Series 1904,
  VRDN, 4.33%, 4/1/1999 ........................................................    225,000          NR                225,000
Vermont Industrial Development, Vermont Marble Company, Series 1984, VRDN,
  4.33%, 12/1/2004 .............................................................  3,235,000          NR              3,235,000
Vermont Student Assistance Corporation, Student Loan Revenue, VRDN, 3.7%,
  1/1/2004 .....................................................................  4,915,000          VMIG1           4,915,000

Washington

Washington Motor Vehicle Fuel Tax, General Obligation, Series 1996, 5%,
  7/1/1998 .....................................................................  1,000,000          AA1             1,000,000

    The accompanying notes are an integral part of the financial statements.


                           9 - Scudder Managed Shares

                                                                                   Principal        Credit          Value ($)
                                                                                  Amount ($)       Rating(b)        (Note A)
------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System, Nuclear Project #1, 1993 Series 1A-1,
  Weekly Demand Note, 3.5%, 7/1/2017 ...........................................  4,560,000          P1              4,560,000
Washington, Various Purpose General Obligation, Series 1996 B, Weekly Demand
  Note, 3.45%, 6/1/2020 ........................................................  2,400,000          A1+             2,400,000

Wisconsin

Wausau, WI, Pollution Control Revenue, Minnesota Mining and Manufacturing,
  Series 1982, Weekly Demand Notes, 3.89%, 8/1/2017 ............................    500,000          A1+               500,000
Wisconsin Health Facility Authority, Franciscan Memorial Hospital, Weekly
  Demand Note, 3.5%, 1/1/2016 ..................................................  3,500,000          VMIG1           3,500,000

Wyoming

Sweetwater County, WY, Pollution Control Revenue, Pacificorp Project, Series
  1988A, TECP, 3.65%, 9/23/1998 ................................................  4,600,000          P1              4,600,000
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $216,472,732) (a)                                                       216,472,732
------------------------------------------------------------------------------------------------------------------------------

(a)  Cost for federal income tax purposes was $216,472,732.

(b) Credit ratings (unaudited) shown are either by Moody's Investors Service, Inc., Standard & Poor's Corporation or Scudder Kemper

(c)  Bond is insured by one of these companies: AMBAC, FGIC, FSA or MBIA.

 Moody's     Standard & Poor's

 P1          A1/A1+                Commercial paper of the highest quality.

 MIG1
 MIG2        SP1/SP1+              Short-term tax-exempt instrument of the best
                                   quality with strong protection.

 VMIG1 Short-term tax-exempt variable rate demand instrument of the best quality with strong protection.

 Abbreviations used in the statement:

 TECP    Tax Exempt Commercial Paper          VRDN     Variable Rate Demand Note

    The accompanying notes are an integral part of the financial statements.


                           10 - Scudder Managed Shares

              Investment Portfolio as of June 30, 1998 (Unaudited)

                         Government Money Market Series

                                                                                                Principal           Value ($)
                                                                                               Amount ($)           (Note A)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement 13.9%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 6/30/1998 at
  5.75%, to be repurchased at $12,638,018 on 7/1/1998, collateralized by a                                         -----------
  $12,650,000 U.S. Treasury Note, 5.375%, 1/31/2000 (Cost $12,636,000) ..................     12,636,000            12,636,000
                                                                                                                   -----------
U.S. Government Agency Obligations 86.1%
------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 8/3/1998 ......................................................      6,000,000             5,971,236
Federal Home Loan Bank, 7/15/1998 .......................................................      3,000,000             2,993,887
Federal Home Loan Bank, 8/12/1998 .......................................................      3,000,000             2,981,625
Federal Home Loan Bank, 5.482%, 3/11/1999 ...............................................     10,000,000             9,989,471
Federal Home Loan Bank, Variable Weekly, 5.481%, 2/26/1999 ..............................      5,000,000             4,998,389
Federal Home Loan Mortgage Corp., 7/1/1998 ..............................................      3,000,000             3,000,000
Federal Home Loan Mortgage Corp., 9/8/1998 ..............................................     10,000,000             9,896,021
Federal Home Loan Mortgage Corp., 11/5/1998 .............................................      5,000,000             4,905,279
Federal National Mortgage Association, 7/17/1998 ........................................      5,000,000             4,987,933
Federal National Mortgage Association, 7/30/1998 ........................................      5,000,000             4,977,847
Federal National Mortgage Association, 8/6/1998 .........................................      2,000,000             1,989,200
Federal National Mortgage Association, 8/10/1998 ........................................      5,000,000             4,970,278
Federal National Mortgage Association, 9/23/1998 ........................................      4,710,000             4,650,214
Federal National Mortgage Association, 10/14/1998 .......................................      1,975,000             1,943,779
Federal National Mortgage Association, 5.26%, 7/26/1999 .................................      5,000,000             4,982,187
Federal National Mortgage Association, Floating Rate, 5.35%, 12/14/1998 .................      5,000,000             5,000,000
------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $78,237,346)                                                         78,237,346
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $90,873,346) (a)                                                         90,873,346
------------------------------------------------------------------------------------------------------------------------------

(a)  Cost for federal income tax purposes was $90,873,346.

    The accompanying notes are an integral part of the financial statements.


                           11 - Scudder Managed Shares

                              Financial Statements

                       Statement of Assets and Liabilities

                         as of June 30, 1998 (Unaudited)

                                                                                                   Tax Free        Government
                                                                                   Money             Money            Money
Assets                                                                         Market Series     Market Series    Market Series
---------------------------------------------------------------------------------------------------------------------------------
                 Investments, at value (for cost, see accompanying
                   lists of investment portfolios) .....................     $1,213,200,449     $ 216,472,732     $ 90,873,346
                 Cash ..................................................                 --               609               --
                 Receivable for Fund shares sold .......................             87,096             8,039               --
                 Receivable for investments sold .......................                 --           375,449               --
                 Interest receivable ...................................          8,537,012         1,562,002          184,226
                 Reimbursement due from Adviser ........................             48,472                --           30,715
                 Other assets ..........................................             43,316            30,763           46,145
                                                                            ----------------  ----------------  ---------------
                 Total assets ..........................................      1,221,916,345       218,449,594       91,134,432
Liabilities
---------------------------------------------------------------------------------------------------------------------------------
                 Notes payable .........................................                 --         3,750,000               --
                 Dividends payable .....................................          5,571,448           617,940          397,436
                 Accrued management fee ................................            220,527            20,047           23,770
                 Other payables and accrued expenses ...................            588,362            35,733           76,445
                                                                            ----------------  ----------------  ---------------
                 Total liabilities .....................................          6,380,337         4,423,720          497,651
                ---------------------------------------------------------   ----------------  ----------------  ---------------
                 Net assets, at value                                        $1,215,536,008     $ 214,025,874     $ 90,636,781
                ---------------------------------------------------------   ----------------  ----------------  ---------------
Net Asset Value
---------------------------------------------------------------------------------------------------------------------------------
                 Managed Shares:

                   Net assets applicable to shares outstanding .........     $  323,034,844     $ 121,246,810     $ 28,361,968
                   Shares outstanding of capital stock, $.001 par
                     value, 800,000,000, 500,000,000, and
                     1,500,000,000 shares authorized, respectively .....        323,034,844       121,246,810       28,361,968
                   Net Asset Value, offering and redemption price per       ----------------  ----------------  ---------------
                     share (net assets / shares outstanding) ...........              $1.00             $1.00            $1.00
                                                                            ----------------  ----------------  ---------------
                 Institutional Shares:

                   Net assets applicable to shares outstanding .........     $  385,457,449     $  92,779,064     $ 62,274,813
                   Shares outstanding of capital stock, $.001 par
                     value, 800,000,000, 500,000,000, and
                     1,500,000,000 shares authorized, respectively .....        385,457,449        92,779,064       62,274,813
                   Net Asset Value, offering and redemption price per       ----------------  ----------------  ---------------
                     share (net assets / shares outstanding) ...........              $1.00             $1.00            $1.00
                                                                            ----------------  ----------------  ---------------
                 Premium Money Market Shares:

                   Net assets applicable to shares outstanding .........     $  507,043,715
                   Shares outstanding of capital stock, $.001 par
                     value, 2,000,000,000 shares authorized ............        507,043,715
                   Net Asset Value, offering and redemption price per       ---------------
                     share (net assets / shares outstanding) ...........              $1.00
                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.


                           12 - Scudder Managed Shares

                             Statement of Operations

                   six months ended June 30, 1998 (Unaudited)

                                                                                                  Tax Free         Government
                                                                                  Money             Money             Money
Investment Income                                                             Market Series     Market Series     Market Series
---------------------------------------------------------------------------------------------------------------------------------
                 Interest ............................................       $  34,860,276     $   4,373,870     $   2,666,570
                                                                            ----------------  ----------------  ----------------
                 Expenses:
                 Management fee ......................................           1,536,264           281,992           120,716
                 Shareholder services ................................             529,485           127,886            75,825
                 Directors' fees and expenses ........................              10,605             9,858             6,520
                 Custodian and accounting fees .......................             123,307            42,181            30,727
                 Reports to shareholders .............................              29,479             6,898             4,608
                 Auditing ............................................              14,258            13,646            14,030
                 Legal ...............................................                 684             7,347             4,251
                 Registration fees ...................................             266,340            43,396            32,102
                 Other ...............................................            (123,299)           12,514            (5,955)
                                                                            ----------------  ----------------  ----------------
                 Total expenses before reductions ....................           2,387,123           545,718           282,824
                 Expense reductions ..................................            (421,267)         (158,144)          (90,630)
                                                                            ----------------  ----------------  ----------------
                 Expenses, net .......................................           1,965,856           387,574           192,194
                -------------------------------------------------------     ----------------  ----------------  ----------------
                 Net investment income                                          32,894,420         3,986,296         2,474,376
                -------------------------------------------------------     ----------------  ----------------  ----------------
                -------------------------------------------------------     ----------------  ----------------  ----------------
                 Net increase in net assets resulting from operations        $  32,894,420     $   3,986,296     $   2,474,376
                -------------------------------------------------------     ----------------  ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                           13 - Scudder Managed Shares

                       Statements of Changes in Net Assets

                              Money Market Series

                                                                                  Six Months
                                                                                     Ended
                                                                                   June 30,         Year Ended
                                                                                     1998          December 31,
Increase (Decrease) in Net Assets                                                 (Unaudited)          1997
----------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ...................................     $   32,894,420      $   29,622,141
                                                                             ------------------  ------------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) ..................         (9,577,375)        (16,811,273)
                                                                             ------------------  ------------------
                 Net investment income (Institutional Shares) ............        (11,162,862)         (8,101,246)
                                                                             ------------------  ------------------
                 Net investment income (Premium Money Market Shares) .....        (12,154,183)         (4,709,622)
                                                                             ------------------  ------------------
                 Fund share transactions:
                 Managed Shares:
                 Proceeds from shares sold ...............................        830,044,840       1,604,556,971
                 Net asset value of shares issued to shareholders in
                   reinvestment of distributions .........................          2,985,867           7,105,515
                 Cost of shares redeemed .................................       (878,908,528)     (1,674,045,123)
                                                                             ------------------  ------------------
                 Net increase (decrease) in net assets from Fund share
                   transactions ..........................................        (45,877,821)        (62,382,637)
                                                                             ------------------  ------------------
                 Institutional Shares:
                 Proceeds from shares sold ...............................        618,828,034         697,521,385
                 Net asset value of shares issued to shareholders in
                   reinvestment of distributions .........................          3,414,793           1,796,954
                 Cost of shares redeemed .................................       (574,610,951)       (361,494,193)
                                                                             ------------------  ------------------
                 Net increase (decrease) in net assets from Fund share
                   transactions ..........................................         47,631,876         337,824,146
                                                                             ------------------  ------------------
                 Premium Money Market Shares:
                 Proceeds from shares sold ...............................        939,043,211         612,133,352
                 Net asset value of shares issued to shareholders in
                   reinvestment of distributions .........................          9,138,266           2,900,558
                 Cost of shares redeemed .................................       (775,928,239)       (280,244,979)
                                                                             ------------------  ------------------
                 Net increase (decrease) in net assets from Fund share
                   transactions ..........................................        172,253,238         334,788,931
                                                                             ------------------  ------------------
                 Increase (decrease) in net assets .......................        174,007,293         610,230,440
                 Net assets at beginning of period .......................      1,041,528,715         431,298,275
                                                                             ------------------  ------------------
                 Net assets at end of period .............................     $1,215,536,008      $1,041,528,715
                                                                             ------------------  ------------------

    The accompanying notes are an integral part of the financial statements.


                           14 - Scudder Managed Shares

                       Statements of Changes in Net Assets

                          Tax Free Money Market Series


                                                                                  Six Months
                                                                                    Ended
                                                                                   June 30,         Year Ended
                                                                                     1998          December 31,
Increase (Decrease) in Net Assets                                                 (Unaudited)          1997
----------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ...................................      $   3,986,296     $   4,112,832
                                                                               ----------------  ----------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) ..................         (2,229,945)       (2,806,394)
                                                                               ----------------  ----------------
                 Net investment income (Institutional Shares) ............         (1,756,351)       (1,306,438)
                                                                               ----------------  ----------------
                 Fund share transactions:
                 Managed Shares:
                 Proceeds from shares sold ...............................        233,861,276       378,820,759
                 Net asset value of shares issued to shareholders in
                   reinvestment of distributions .........................            159,885           640,423
                 Cost of shares redeemed .................................       (289,292,474)     (368,394,901)
                                                                               ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                   transactions ..........................................        (55,271,313)       11,066,281
                                                                               ----------------  ----------------
                 Institutional Shares:
                 Proceeds from shares sold ...............................        130,517,950       159,246,687
                 Net asset value of shares issued to shareholders in
                   reinvestment of distributions .........................             70,590            30,480
                 Cost of shares redeemed .................................       (131,516,387)      (65,571,803)
                                                                               ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                   transactions ..........................................           (927,847)       93,705,364
                                                                               ----------------  ----------------
                 Increase (decrease) in net assets .......................        (56,199,160)      104,771,645
                 Net assets at beginning of period .......................        270,225,034       165,453,389
                                                                               ----------------  ----------------
                 Net assets at end of period .............................      $ 214,025,874     $ 270,225,034
                                                                               ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                           15 - Scudder Managed Shares

                       Statements of Changes in Net Assets

                         Government Money Market Series

                                                                                  Six Months
                                                                                     Ended
                                                                                   June 30,         Year Ended
                                                                                     1998          December 31,
Increase (Decrease) in Net Assets                                                 (Unaudited)          1997
----------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ...................................       $  2,474,376      $  3,094,903
                                                                               ----------------  ----------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) ..................           (951,463)       (1,921,752)
                                                                               ----------------  ----------------
                 Net investment income (Institutional Shares) ............         (1,522,913)       (1,173,151)
                                                                               ----------------  ----------------
                 Fund share transactions:
                 Managed Shares:
                 Proceeds from shares sold ...............................        133,252,532       204,615,796
                 Net asset value of shares issued to shareholders in
                   reinvestment of distributions .........................            240,202           426,890
                 Cost of shares redeemed .................................       (134,568,477)     (203,521,896)
                                                                               ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                   transactions ..........................................         (1,075,743)       (1,520,790)
                                                                               ----------------  ----------------
                 Institutional Shares:
                 Proceeds from shares sold ...............................         67,373,141       115,334,278
                 Net asset value of shares issued to shareholders in
                   reinvestment of distributions .........................                 69               449
                 Cost of shares redeemed .................................        (59,530,825)      (60,903,665)
                                                                               ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                   transactions ..........................................          7,842,385        54,431,062
                                                                               ----------------  ----------------
                 Increase (decrease) in net assets .......................          6,766,642        55,951,852
                 Net assets at beginning of period .......................         83,870,139        27,918,287
                                                                               ----------------  ----------------
                 Net assets at end of period .............................       $ 90,636,781      $ 83,870,139
                                                                               ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                           16 - Scudder Managed Shares

                              Financial Highlights

                               Money Market Series

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (b)

                                                        Six Months
                                                           Ended
                                                       June 30, 1998                  Years Ended December 31,
                                                        (Unaudited)       1997        1996       1995        1994        1993
----------------------------------------------------------------------------------------------------------------------------------
                                                         ------------------------------------------------------------------------
Net asset value, beginning of period ................     $ 1.000       $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                         ------------------------------------------------------------------------
Net investment income ...............................        .026          .051        .049       .054        .038        .028
Distributions from net investment income ............       (.026)        (.051)      (.049)     (.054)      (.038)      (.028)
                                                         ------------------------------------------------------------------------
Net asset value, end of period ......................     $ 1.000       $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                         ------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ................................        2.63**        5.21        4.97       5.57        3.86        2.81
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..............         323           369         431        372         367         324
Ratio of operating expenses, net to average
  daily net assets (%) ..............................         .42*          .49         .55        .55         .55         .55
Ratio of operating expenses before expense
  reductions to average daily net assets (%) ........         .47*          .59         .62        .68         .68         .66
Ratio of net investment income to average
  daily net assets (%) ..............................        5.25*         5.00        4.86       5.45        3.84        2.78

(a) Total returns are higher due to maintenance of the Fund's expenses.
(b) Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into three classes, of which Scudder Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.
*   Annualized
**  Not annualized

    The accompanying notes are an integral part of the financial statements.


                           17 - Scudder Managed Shares

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                                                  For the Period
                                                                                                                  August 4, 1997
                                                                                                                  (commencement
                                                                                                                    of sale of
                                                                                                 Six Months       Institutional
                                                                                                   Ended            Shares) to
                                                                                                June 30, 1998      December 31,
                                                                                                 (Unaudited)           1997
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               --------------------------------
Net asset value, beginning of period ........................................................     $ 1.000           $ 1.000
                                                                                               --------------------------------
Net investment income .......................................................................        .027              .022
Distributions from net investment income ....................................................       (.027)            (.022)
                                                                                               --------------------------------
Net asset value, end of period ..............................................................     $ 1.000           $ 1.000
                                                                                               --------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ........................................................................        2.72**            2.25**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ......................................................         385               338
Ratio of operating expenses, net to average daily net assets (%) ............................         .25*              .26*
Ratio of operating expenses before expense reductions, to average daily net assets (%) ......         .30*              .31*
Ratio of net investment income to average daily net assets (%) ..............................        5.42*             5.39*

(a) Total return is higher due to maintenance of the Fund's expenses.
*   Annualized
**  Not annualized

    The accompanying notes are an integral part of the financial statements.


                           18 - Scudder Managed Shares

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout the period and other performance information derived from the financial statements.

Premium Money Market Shares

                                                                                                                  For the Period
                                                                                                                   July 7, 1997
                                                                                                                  (commencement
                                                                                                 Six Months         of sale of
                                                                                                   Ended          Premium Shares)
                                                                                                June 30, 1998     to December 31,
                                                                                                 (Unaudited)           1997
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                -------------------------------
Net asset value, beginning of period ........................................................     $ 1.000           $ 1.000
                                                                                                -------------------------------
Net investment income .......................................................................        .027              .026
Distributions from net investment income ....................................................       (.027)            (.026)
                                                                                                -------------------------------
Net asset value, end of period ..............................................................     $ 1.000           $ 1.000
                                                                                                -------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ........................................................................        2.68**            2.62**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ......................................................         507               335
Ratio of operating expenses, net to average daily net assets (%) ............................         .31*              .38*
Ratio of operating expenses before expense reductions, to average daily net assets (%) ......         .36*              .43*
Ratio of net investment income to average daily net assets (%) ..............................        5.36*             5.50*

(a) Total return is higher due to maintenance of the Fund's expenses.
*   Annualized
**  Not annualized

    The accompanying notes are an integral part of the financial statements.


                           19 - Scudder Managed Shares

                              Financial Highlights

                          Tax Free Money Market Series

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (b)

                                                            Six Months
                                                              Ended
                                                           June 30, 1998                Years Ended December 31,
                                                            (Unaudited)     1997        1996       1995        1994        1993
------------------------------------------------------------------------------------------------------------------------------------
                                                          ------------------------------------------------------------------------
Net asset value, beginning of period ...................    $ 1.000       $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                          ------------------------------------------------------------------------
Net investment income ..................................       .016          .030        .028       .032        .023        .018
Distributions from net investment income and
  net realized capital gains ...........................      (.016)        (.030)      (.028)     (.032)      (.023)      (.018)
                                                          ------------------------------------------------------------------------
Net asset value, end of period .........................    $ 1.000       $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                          ------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return (%)(a) ....................................       1.60**        3.07        2.88       3.30        2.29        1.85
Ratios and Supplemental Data
Net assets, end of period ($ millions) .................        121           177         165        138         125         107
Ratio of operating expenses, net to average
  daily net assets (%) .................................        .35*          .65         .72        .79         .77         .78
Ratio of operating expenses before expense
  reductions to average daily net assets (%) ...........        .45*          .74         .72        .79         .77         .78
Ratio of net investment income to average daily
  net assets (%) .......................................       3.21*         2.99        2.84       3.25        2.26        1.83

(a) Total return is higher due to maintenance of the Fund's expenses.
(b) Effective July 7, 1997, Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) was divided into two classes, of which Scudder Tax Free Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.
*   Annualized
**  Not annualized

    The accompanying notes are an integral part of the financial statements.


                           20 - Scudder Managed Shares

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                                                  For the Period
                                                                                                                  August 4, 1997
                                                                                                                  (commencement
                                                                                                                    of sale of
                                                                                                 Six Months       Institutional
                                                                                                   Ended            Shares) to
                                                                                                June 30, 1998      December 31,
                                                                                                 (Unaudited)           1997
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                --------------------------------
Net asset value, beginning of period ........................................................     $ 1.000           $ 1.000
                                                                                                --------------------------------
Net investment income .......................................................................        .016             0.014
Distributions from net income ...............................................................       (.016)           (0.014)
                                                                                                --------------------------------
Net asset value, end of period ..............................................................     $ 1.000           $ 1.000
                                                                                                --------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ........................................................................        1.64**            1.40**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ......................................................          93                94
Ratio of operating expenses, net to average daily net assets (%) ............................         .27*              .37*
Ratio of operating expenses before expense reductions, to average daily net assets (%) ......         .37*              .46*
Ratio of net investment income to average daily net assets (%) ..............................        3.28*             3.36*

(a) Total return is higher due to maintenance of the Fund's expenses.
*   Annualized
**  Not annualized

    The accompanying notes are an integral part of the financial statements.


                           21 - Scudder Managed Shares

                              Financial Highlights

                         Government Money Market Series

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (b)

                                                            Six Months
                                                              Ended
                                                           June 30, 1998                 Years Ended December 31,
                                                            (Unaudited)      1997        1996       1995        1994        1993
------------------------------------------------------------------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Net asset value, beginning of period ...................     $ 1.000       $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                           ------------------------------------------------------------------------
Net investment income ..................................        .025          .049        .048       .054        .037        .026
Distributions from net investment income ...............       (.025)        (.049)      (.048)     (.054)      (.037)      (.026)
                                                           ------------------------------------------------------------------------
Net asset value, end of period .........................     $ 1.000       $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                           ------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ...................................        2.48**        5.02        4.91       5.49        3.75        2.68
Ratios and Supplemental Data
Net assets, end of period ($ millions) .................          28            29          28         50          69          92
Ratio of operating expenses, net to average
  daily net assets (%) .................................         .54*          .55         .55        .55         .55         .55
Ratio of operating expenses before expense
  reductions, to average daily net assets (%) ..........         .69*          .84         .77        .86         .84         .77
Ratio of net investment income to average daily
  net assets (%) .......................................        4.97*         4.93        4.81       5.36        3.61        2.65

(a) Total return is higher due to maintenance of the Fund's expenses.
(b) Effective July 7, 1997, Scudder Government Money Market Series (formerly known as the Managed Government Securities Fund) was divided into two classes, of which Scudder Government Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.
*   Annualized
**  Not annualized

    The accompanying notes are an integral part of the financial statements.


                           22 - Scudder Managed Shares

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                                                  For the Period
                                                                                                                  August 4, 1997
                                                                                                                  (commencement
                                                                                                                    of sale of
                                                                                                 Six Months       Institutional
                                                                                                   Ended            Shares) to
                                                                                                June 30, 1998      December 31,
                                                                                                 (Unaudited)           1997
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                --------------------------------
Net asset value, beginning of period .........................................................    $ 1.000           $ 1.000
                                                                                                --------------------------------
Net investment income ........................................................................       .026              .022
Distributions from net investment income .....................................................      (.026)            (.022)
                                                                                                --------------------------------
Net asset value, end of period ...............................................................    $ 1.000           $ 1.000
                                                                                                --------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .........................................................................       2.62**            2.17**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .......................................................         62                54
Ratio of operating expenses, net to average daily net assets (%) .............................        .30*              .31*
Ratio of operating expenses before expense reductions, to average daily net assets (%) .......        .45*              .46*
Ratio of net investment income to average daily net assets (%) ...............................       5.22*             5.21*

(a) Total return is higher due to maintenance of the Fund's expenses.
*   Annualized
**  Not annualized

    The accompanying notes are an integral part of the financial statements.


                           23 - Scudder Managed Shares

                   Notes to Financial Statements (Unaudited)

                       A. Significant Accounting Policies

Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company comprised of three diversified money market portfolios:
Scudder Money Market Series (formerly known as Managed Cash Fund), Scudder Tax Free Money Market Series (formerly known as Managed Tax Free Fund), and Scudder Government Money Market Series (formerly known as Managed Government Securities
Fund) (collectively, the "Funds"). Scudder Tax Free Money Market Series and Scudder Government Money Market Series offer two classes of shares, Institutional Class and Managed Class and Scudder Money Market Series offers three classes of shares, Institutional Class, Managed Class and Premium Money Market Class.

Security Valuation. Each of the Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

Federal Income Taxes. The Company's policy is to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

Dividends. Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

Repurchase Agreements. The Company may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Other. Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

                               B. Related Parties

Under the Investment Management Agreements (the "Management Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"), the Adviser directs the investments of each Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold, or entered into by each Fund. The Adviser receives an investment management fee at an annual rate of 0.25% of average daily net assets for each Fund. Also, the Adviser has agreed to waive a portion of its investment management fee for each of the Money Market Series, Tax Free Money Market Series, and Government Money Market Series to the extent necessary so that the total annualized investment management fee of each Fund does not exceed 0.05%, 0.10%, and 0.15%, respectively.

For the six months ended June 30, 1998, the Adviser did not impose fees of $337,266, $98,144, and $72,630 and did impose fees of $1,198,998, $183,848, and
$48,086.



    The accompanying notes are an integral part of the financial statements.

                           24 - Scudder Managed Shares

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. Each class of each Fund has entered into a Transfer Agency and Service Agreement with SSC. SSC receives account fees that vary according to the account size and type of account of the shareholders of the respective classes. For the six months ended June 30, 1998 the following amounts were charged:

                                                    Money Market          Tax Free            Government
                                                       Series           Money Market         Money Market
                                                                           Series               Series
      Managed Class                                  $  149,649           $   14,934          $   25,306
      Institutional Class                                 7,500                7,500               7,500
      Premium Class                                      95,542                   --                  --
                                                     ----------           ----------          ----------
                                                     $  252,691           $   22,434          $   32,806
                                                     ==========           ==========          ==========

Each of the Funds has special arrangements with certain banks, institutions and other persons under which they receive compensation from the Funds and the Adviser for performing shareholder servicing functions for their customers who own shares in the Funds. The Adviser has agreed to reimburse the Funds for amounts payable by the Scudder Managed Class Shares, such that the fees in basis points paid by the class will be no greater than the total transfer agent fee payable to SSC. For the six months ended June 30, 1998, the Adviser's reimbursement payable aggregated $272,006 for the Money Market Series, $126,725 for the Tax Free Money Market Series, and $28,224 for the Government Money Market Series.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Funds. For the six months ended June 30, 1998, the amount charged to the Funds by SFAC aggregated $75,337 for the Money Market Series, $20,029 for the Tax Free Money Market Series, and $14,831 for the Government Money Market Series, of which $13,123, $4,171, and $3,759, respectively, remain unpaid at June 30, 1998.

The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $234,885, an applicable portion of which is included in accrued expenses of each such Fund.

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders are charged to each class based on number of shareholder accounts. For the six months ended June 30, 1998, the following amounts were paid:

                                                    Money Market          Tax Free            Government
                                                       Series           Money Market         Money Market
                                                                           Series               Series
      Managed Class                                  $    2,108           $    1,243          $      766
      Institutional Class                                 2,707                1,902               1,722
      Premium Class                                       3,479                   --                  --
                                                     ----------           ----------          ----------
                                                     $    8,294           $    3,145          $    2,488
                                                     ==========           ==========          ==========



    The accompanying notes are an integral part of the financial statements.

                           25 - Scudder Managed Shares

                               C. Lines of Credit

During the six months ended June 30, 1998, the Tax Free Money Market Series periodically borrowed amounts from a bank under an uncommitted line of credit arrangement at the existing prime rates. The arrangement with the bank allows the Fund to borrow a maximum amount based on total net assets. During the six months ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the average number of days the loans were outstanding) was approximately $2.6 million, with a weighted average interest rate of 6.10%. Interest expense for the period ended June 30, 1998, was approximately $39,000.



    The accompanying notes are an integral part of the financial statements.

                           26 - Scudder Managed Shares

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                          27 - Scudder Managed Shares

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                          28 - Scudder Managed Shares

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                           29 - Scudder Managed Shares

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                           30 - Scudder Managed Shares


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                           31 - Scudder Managed Shares

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the United States.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

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